Document And Entity Information - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2017	Jan. 31, 2018	Jun. 30, 2017
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Entity Registrant Name	KBR, INC.
Entity Central Index Key	0001357615
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Public Float			$ 2.1
Entity Common Stock, Shares Outstanding		140,268,352
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	KBR